10010366

NASDAQ®

THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

William Slattery
Vice President
Listing Qualifications

CERTNAS
001-34549

By Electronic Mail Only

May 5, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

By letter dated November 17, 2009, I advised you that the Exchange had received a Form 8-A from HealthPort, Inc. for registration of its Common Stock, par value $0.001 per share and the Exchange had approved the security for listing and registration upon official notice of issuance.

Since then, we have been advised that the company wishes to withdraw its application to list the security on the Exchange. Accordingly, we hereby withdraw our earlier certification of approval.

Sincerely,

William Slattery